Mizuho Financial Group, Inc., Parent Company (Condensed Statements of Income) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income:
Gains on disposal of premises and equipment	[1]	¥ 7,125	¥ 2,583	¥ 5,145
Total	[2]	3,497,900	3,458,900	3,429,800
Expenses:
Interest expense		467,939	1,271,381	1,313,476
Equity in undistributed net income (loss) of subsidiaries	[1]	31,027	34,012	29,172
Income tax expense (benefit)		210,716	47,175	9,335
Net income attributable to MHFG shareholders		581,765	150,195	84,471
Parent Company
Income:
Management fees from subsidiaries		36,334	38,004	39,292
Interest income on loans and discounts		128,697	123,354	106,920
Gains on disposal of premises and equipment			10,866
Other income		12,010	7,088	9,575
Total		409,013	215,986	446,903
Expenses:
Operating expenses		37,979	38,951	40,680
Interest expense		130,812	126,516	110,861
Other expense		8,842	25,313	59,049
Total		177,633	190,780	210,590
Equity in undistributed net income (loss) of subsidiaries		341,369	130,930	(173,142)
Income before income tax expense		572,749	156,136	63,171
Income tax expense (benefit)		(9,016)	5,941	(21,300)
Net income attributable to MHFG shareholders		581,765	150,195	84,471
Parent Company | Banking Subsidiary
Income:
Banking subsidiaries		214,473	23,824	267,724
Parent Company | Non Banking Subsidiaries And Affiliated Companies
Income:
Banking subsidiaries		¥ 17,499	¥ 12,850	¥ 23,392

[1]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[2]	Total revenue is comprised of Interest and dividend income and Noninterest income.